Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Information about Segment Operations

Information about the Company’s segment operations during the three months ended March 31, 2025 and 2024, are as follows (in thousands):

	Three Months Ended March 31,
	2025	2024
Total revenues	$1,200	$987
Product COGS	(569)	(316)
Other Adjustments	(113)	(155)
Human capital & technology	(464)	(955)
Corporate expenses	(402)	(304)
Advertising & marketing	(11)	(8)
Outside services	(589)	(700)
Depreciation	(13)	(51)
Other SG&A	(259)	(45)
Interest income	207	45
Change in fair value of common stock warrant and option liabilities	1,862	593
Other segment items	1,750	(39)
Net income (loss) from continuing operations	$2,599	$(947)

Information about the Company’s segment operations as of and for the years ended December 31, 2024 and 2023, are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Total revenues	$5,045	$4,454
Product COGS	(2,484)	(2,023)
Other Adjustments	(479)	(151)
Human capital & technology	(4,222)	(3,598)
Corporate expenses	(1,323)	(1,568)
Advertising & marketing	(51)	(195)
Outside services	(3,133)	(2,094)
Depreciation	(113)	(287)
Other SG&A	(799)	(492)
Interest income	782	695
Income tax expense	(8)	(8)
Change in fair value of common stock warrant and option liabilities	(1,474)	6,544
Other segment items	3,942	(6,606)
Net loss from continuing operations	$(4,317)	$(5,329)

Summary of Revenues Based on Location of Customers

Revenues based on the location of the customers, are as follows (in thousands):

	Year Ended December 31,
	2024	2023
United States	$4,903	$4,156
Argentina	26	—
India	7	7
Canada	109	291
Total	$5,045	$4,454